Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares
SHARE-BASED PAYMENTS
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 707	€ 803
Total expense recognized | €	€ 806	€ 356	€ 1,136
LTI Plan 2016
SHARE-BASED PAYMENTS
Beginning of period	546		340
Granted	215	206
Adjustment based upon KPI target achievement	(64)
Exercised	0	0
Forfeited	(91)	0
End of period	605	546
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 59	€ 23
Total intrinsic value of vested awards | €	15	3
Total expense recognized | €	€ 36	€ 8	€ 9
Move
SHARE-BASED PAYMENTS
Beginning of period	11,859		18,783
Granted	1,900	2,997
Adjustment based upon KPI target achievement	(57)	(36)
Exercised	(7,234)	(8,869)
Forfeited	(266)	(1,016)
Change in settlement	470
End of period	6,672	11,859
Fair value of unvested RSAs, RSUs, PSUs, and options | €	€ 644	€ 752
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 117.86	€ 97.35
Total expense recognized | €	€ 764	€ 346	€ 1,139